UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-09607

                             Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                             Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                             Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-866-202-2263

Date of fiscal year end:  November 30

Date of reporting period: May 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders of each Fund are attached herewith.

FAIRHOLME

Ignore the crowd        .

FAIRHOLME FUNDS, INC.

The Fairholme Fund (FAIRX)

Seeking long-term growth of capital

The Fairholme Focused Income Fund (FOCIX)

Seeking current income

The Fairholme Allocation Fund (FAAFX)

Seeking long-term total return

Semi-Annual Report

May 31, 2018

Managed by Fairholme Capital Management

(866) 202-2263 • fairholmefunds.com

FAIRHOLME FUNDS, INC.

TABLE OF CONTENTS
May 31, 2018

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)
May 31, 2008 — May 31, 2018

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund (“The Fairholme Fund”) commenced operations on December 29, 1999. The chart above presents the performance of a $10,000 investment for up to ten years to the latest semi-annual period ending May 31, 2018.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Fairholme Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Fairholme Fund or upon redemption of shares of The Fairholme Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and The Fairholme Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Fairholme Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)
Inception through May 31, 2018

THE INCOME FUND VS.

The BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Focused Income Fund (“The Income Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a $10,000 investment from inception to the latest semi-annual period ending May 31, 2018.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Income Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Income Fund or upon redemption of shares of The Income Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Bloomberg Barclays U.S. Aggregate Bond Index and The Income Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Income Fund distributions. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, and includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The Bloomberg Barclays U.S. Aggregate Bond Index does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (unaudited)
Inception through May 31, 2018

THE ALLOCATION FUND VS. The BLOOMBERG BARCLAYS U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Allocation Fund (“The Allocation Fund”) commenced operations on December 31, 2010. The chart above presents the performance of a $10,000 investment from inception to the latest semi-annual period ending May 31, 2018.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Allocation Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Allocation Fund or upon redemption of shares of The Allocation Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Bloomberg Barclays U.S. Aggregate Bond Index, the S&P 500 Index and The Allocation Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Allocation Fund distributions. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, and includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. These index returns do not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS
For the six months ended May 31, 2018

The Fairholme Fund, The Income Fund, and The Allocation Fund (each a “Fund” and collectively, the “Funds”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2018, the end of the Funds’ semi-annual period ended May 31, 2018, and NAVs at other pertinent dates, were as follows:

	05/31/2018	05/31/2018	11/30/2017	05/31/2017
	Shares	NAV	NAV	NAV
	Outstanding	(unaudited)	(audited)	(unaudited)
The Fairholme Fund	79,955,862	$18.77	$19.10	$19.47
The Income Fund	20,695,695	$11.00	$11.33	$11.69
The Allocation Fund	11,912,697	$ 7.17	$ 7.44	$ 7.84

At June 30, 2018, the unaudited NAVs of The Fairholme Fund, The Income Fund, and The Allocation Fund were $18.43, $10.69, and $7.09, respectively.

Performance figures below are shown for the Funds’ semi-annual period ended May 31, 2018, and do not match calendar year figures for the period ended June 30, 2018, cited in the Portfolio Manager’s report.

The Fairholme						Since
Fund Performance	Six	One	Five	Ten	Fifteen	Inception
to 05/31/2018	Months	Year	Years	Years	Years	12/29/1999

Cumulative:
The Fairholme Fund	(0.42)%	(2.32)%	6.85%	37.45%	217.19%	422.60%
S&P 500 Index	3.16%	14.38%	84.05%	139.72%	282.12%	164.14%

Annualized:
The Fairholme Fund		(2.32)%	1.33%	3.23%	8.00%	9.39%
S&P 500 Index		14.38%	12.98%	9.14%	9.35%	5.41%

For the six months ended May 31, 2018, The Fairholme Fund was outperformed by the S&P 500 Index (“S&P 500”) by 3.58 percentage points, while over the last year The Fairholme Fund was outperformed by the S&P 500 by 16.70 percentage points. From inception, The Fairholme Fund outperformed the S&P 500 by 3.98 percentage points per annum, or on a cumulative basis, 258.46 percentage points over eighteen years and five months.

The Income				Since
Fund Performance	Six	One	Five	Inception
to 05/31/2018	Months	Year	Year	12/31/2009

Cumulative:
The Income Fund	4.10%	3.38%	29.55%	91.05%
Bloomberg Barclays Bond Index	(1.04)%	(0.38)%	10.30%	30.87%

Annualized:
The Income Fund		3.38%	5.31%	8.00%
Bloomberg Barclays Bond Index		(0.38)%	1.98%	3.25%

For the six months ended May 31, 2018, The Income Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index (“Bloomberg Barclays Bond Index”) by 5.14 percentage points, while over the last year The Income Fund outperformed the Bloomberg Barclays Bond Index by 3.76 percentage points. From inception, The Income Fund outperformed the Bloomberg Barclays Bond Index by 4.75 percentage points per annum, or on a cumulative basis, 60.18 percentage points over eight years and five months.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)
For the six months ended May 31, 2018

The Allocation				Since
Fund Performance	Six	One	Five	Inception
to 05/31/2018	Months	Year	Year	12/31/2010

Cumulative:
The Allocation Fund	(2.12)%	(7.12)%	(13.99)%	3.27%
Bloomberg Barclays Bond Index	(1.04)%	(0.38)%	10.30%	22.83%
S&P 500 Index	3.16%	14.38%	84.05%	151.53%

Annualized:
The Allocation Fund		(7.12)%	(2.97)%	0.44%
Bloomberg Barclays Bond Index		(0.38)%	1.98%	2.81%
S&P 500 Index		14.38%	12.98%	13.25%

For the six months ended May 31, 2018, The Allocation Fund was outperformed by the Bloomberg Barclays Bond Index and the S&P 500 by 1.08 and 5.28 percentage points, respectively, while over the last year The Allocation Fund was outperformed by the Bloomberg Barclays Bond Index and the S&P 500 by 6.74 and 21.50 percentage points, respectively. From inception, The Allocation Fund was outperformed by the Bloomberg Barclays Bond Index and the S&P 500 by 2.37 and 12.81 percentage points per annum, respectively, or on a cumulative basis, 19.56 and 148.26 percentage points over seven years and five months.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 and the Bloomberg Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare the Funds’ performance to that of unmanaged and diversified indices of securities. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by a Fund subsequent to the end of the fiscal period, and that a Fund may have made new investments that are not yet required to be disclosed. It is the Funds’ general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Funds and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the, respectively, relative intrinsic values and the Manager’s assessment of certain attractive characteristics of a company, general market conditions and expected future returns of an investment.

The Manager invests each Fund’s assets in securities to the extent the Manager finds reasonable investment opportunities in accordance with the Fund’s respective investment strategies, policies and restrictions, as stated in the Fund’s Prospectus and may invest a significant portion of each Fund’s assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At May 31, 2018, cash and cash equivalents (consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 26.7%, 37.1%, and 40.9% of The Fairholme Fund, The Income Fund, and The Allocation Fund total assets, respectively. Since inception, the Funds have held varying levels of cash and cash equivalents for periods without, in the Manager’s view, negatively influencing performance.

Each Fund is considered to be “non-diversified” under the Investment Company Act of 1940. Accordingly, each Fund can invest a greater percentage of its assets in fewer securities than a diversified fund, and can invest a

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)
For the six months ended May 31, 2018

significant portion of cash and liquid assets held by the Fund in one or more higher-risk securities at any time, including periods when a market is weak or a particular security declines sharply. The Funds may also have a greater percentage of assets invested in a particular sector than a diversified fund, exposing the Funds to the risk of an unanticipated event or condition and risks affecting a single company, sector or security.

The commentaries below provide details of each Fund’s portfolio holdings by issuer and sector, as well as reporting the most significant positive and negative performance by investment for the six months ended May 31, 2018.

The most significant losses in each of the Funds’ portfolios related to negative developments in the Real Estate Management & Development and Real Estate Investment Trust sectors. Investments in the Mortgage Finance, Retail Department Stores, Leisure Products, and Utilities sectors saw some gains during the six months ended May 31, 2018.

The Manager made no changes to the core investment strategies and techniques it employed during the six months ended May 31, 2018.

For the six months ended May 31, 2018, The Fairholme Fund investments that were the biggest contributors to positive performance were Federal Home Loan Mortgage Corp. (“Freddie”), Sears Holdings Corp. (“Sears”), Vista Outdoor, Inc. (“Vista”), and Vistra Energy Corp. (“Vistra”). The biggest contributors to negative performance were investments in The St. Joe Co. and Seritage Growth Properties (“Seritage”). The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2018.

The Fairholme Fund		The Fairholme Fund
Top Holdings by Issuer*		Top Sectors
(% of Net Assets)		(% of Net Assets)

The St. Joe Co.	26.9%	Real Estate Management & Development	26.9%
Imperial Metals Corp.	9.4%	Cash and Cash Equivalents**	26.8%
Federal Home Loan Mortgage Corp.	8.2%	Mortgage Finance	16.2%
Federal National Mortgage Association	8.0%	Metals & Mining	9.4%
Sears Holdings Corp.	7.8%	Retail Department Stores	7.8%
Vista Outdoor, Inc.	4.8%	Leisure Products	4.8%
International Wire Group, Inc.	2.2%	Capital Goods	2.2%
AT&T, Inc.	1.9%	Household Products	2.2%
Vistra Energy Corp.	1.4%	Diversified Telecommunications	1.9%
HRG Group, Inc.	1.1%	Utilities	1.4%

	71.7%		99.6%

  * Excludes cash, U.S. Treasury Bills, commercial paper, and money market funds.

** Includes cash, U.S. Treasury Bills, commercial paper, and money market funds.

For the six months ended May 31, 2018, The Income Fund investments that were the biggest contributors to positive performance were Sears and International Wire Group, Inc. The biggest contributor to negative performance was the Fund’s investment in Seritage. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2018.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)
For the six months ended May 31, 2018

The Income Fund		The Income Fund
Top Holdings by Issuer*		Top Sectors
(% of Net Assets)		(% of Net Assets)

Sears Holdings Corp.	10.4%	Cash and Cash Equivalents**	37.2%
Imperial Metals Corp.	9.9%	Retail Department Stores	10.4%
Chesapeake Energy Corp.	5.2%	Metals & Mining	9.9%
Federal Home Loan Mortgage Corp.	3.7%	Mortgage Finance	6.7%
Vista Outdoor, Inc.	3.5%	Capital Goods	6.2%
International Wire Group, Inc.	3.3%	Diversified Banks	5.8%
GMAC Capital Trust I, Inc.	3.1%	Oil & Natural Gas Exploration	5.2%
Federal National Mortgage Association	3.0%	Leisure Products	3.5%
The Goldman Sachs Group, Inc.	2.9%	Consumer Finance	3.1%
HC2 Holdings, Inc.	2.9%	Capital Markets	2.9%

	47.9%		90.9%

  * Excludes cash, U.S. Treasury Bills, commercial paper, and money market funds.

** Includes cash, U.S. Treasury Bills, commercial paper, and money market funds.

For the six months ended May 31, 2018, The Allocation Fund investment that was the biggest contributor to positive performance was Federal National Mortgage Association. The biggest contributors to negative performance were investments in Sears, Seritage, and Imperial Metals Corp. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2018.

The Allocation Fund		The Allocation Fund
Top Holdings by Issuer*		Top Sectors
(% of Net Assets)		(% of Net Assets)

Federal Home Loan Mortgage Corp.	13.4%	Cash and Cash Equivalents**	40.9%
The St. Joe Co.	8.7%	Mortgage Finance	19.8%
Federal National Mortgage Association	6.4%	Real Estate Management & Development	8.7%
International Wire Group, Inc.	5.1%	Capital Goods	5.1%
Vista Outdoor, Inc.	4.8%	Leisure Products	4.8%
Sears Holdings Corp.	4.7%	Retail Department Stores	4.7%
Imperial Metals Corp.	4.6%	Metals & Mining	4.6%
Chesapeake Energy Corp.	3.5%	Oil & Natural Gas Exploration	3.5%
AT&T, Inc.	2.4%	Diversified Telecommunications	2.4%
Vistra Energy Corp.	1.7%	Household Products	2.4%

	55.3%		96.9%

  * Excludes cash, U.S. Treasury Bills, commercial paper, and money market funds.

** Includes cash, U.S. Treasury Bills, commercial paper, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence short-term performance, and there is no guarantee that long-term performance will not be negatively affected.

A more complete discussion and description of the principal risks of investing in the Funds can be found in the Funds’ Prospectus and Statement of Additional Information.

Large cash inflows or outflows may adversely affect the Funds’ performance. Such flows are monitored and actions deemed appropriate by the Manager are contemplated for when such flows could negatively impact performance.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)
For the six months ended May 31, 2018

Since inception, the Funds have been advised by the Manager. Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of the Funds’ Board of Directors (the “Board” or the “Directors”), and his affiliates beneficially own an aggregate 10,551,481, 6,530,003, and 4,379,918 shares of The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, at May 31, 2018. While there is no requirement that Mr. Berkowitz own shares of the Funds, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Funds to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Funds; the present composition of the Board; and current rules and regulations. A Director and Officers of the Funds are also Officers of the Manager. Nevertheless, at May 31, 2018, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Funds, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Funds, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at (866) 202-2263.

FAIRHOLME FUNDS, INC.

EXPENSE EXAMPLE For the Six Month Period from December 1, 2017 through May 31, 2018 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including, but not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on The Fairholme Fund and The Allocation Fund shares redeemed within 60 days of purchase), and wire transfer fees; and (2) ongoing costs including, but not limited to, management fees paid to the Manager. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested in the Funds at December 1, 2017, and held for the entire six month period ending May 31, 2018.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Funds with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your total costs would be higher.

				Expenses Paid
	Beginning	Ending	Annualized	During the Period December 1, 2017
	Account Value	Account Value	Expense	Through
	December 1, 2017	May 31, 2018	Ratio*	May 31, 2018**

The Fairholme Fund
Actual	$1,000.00	$995.80	0.84%	$4.18
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.74	0.84%	$4.23
The Income Fund
Actual	$1,000.00	$1,041.00	0.83%	$4.22
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.79	0.83%	$4.18
The Allocation Fund
Actual	$1,000.00	$978.80	0.84%	$4.14
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.74	0.84%	$4.23

*

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Fairholme Fund, The Income Fund and The Allocation Fund to the extent necessary to limit the management fee paid to the Manager by The Fairholme Fund, The Income Fund and The Allocation Fund, respectively, to an annual rate of 0.80% of that Fund’s daily average net asset value. This undertaking may be terminated by the Manager upon 60 days’ written notice to the applicable Fund.

**	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period).

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS
May 31, 2018 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 38.9%

	DIVERSIFIED TELECOMMU- NICATIONS — 1.9%
875,100	AT&T, Inc.	$28,283,232

	HOUSEHOLD PRODUCTS — 2.2%
1,316,800	HRG Group, Inc. (a)	16,697,024
206,200	Spectrum Brands Holdings, Inc.	16,432,078

		33,129,102

	LEISURE PRODUCTS — 4.8%
4,222,600	Vista Outdoor, Inc. (a)(b)	71,530,844

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 26.9%
22,730,687	The St. Joe Co. (a)(b)	404,606,229

	RETAIL DEPARTMENT STORES — 1.7%
9,138,591	Sears Holdings Corp. (a)(b)	25,679,441

	UTILITIES — 1.4%
850,000	Vistra Energy Corp. (a)	20,850,500

TOTAL DOMESTIC EQUITY SECURITIES (COST $1,219,865,561)		584,079,348

	FOREIGN EQUITY SECURITIES — 0.7%

	CANADA — 0.7%

	METALS & MINING — 0.7%
7,027,352	Imperial Metals Corp. (a)(b)	10,189,280

TOTAL FOREIGN EQUITY SECURITIES (COST $65,617,874)		10,189,280

Shares		Value
	DOMESTIC PREFERRED EQUITY SECURITIES — 16.2%

	MORTGAGE FINANCE — 16.2%
19,556,468	Federal Home Loan Mortgage Corp. 7.875%, Series Z (a)(c)	$123,401,313
18,934,309	Federal National Mortgage Association 7.750%, Series S (a)(c)	119,475,490

		242,876,803

	RETAIL DEPARTMENT STORES — 0.0%
15,134	Sears Roebuck Acceptance Corp. 7.400% (b)	260,305

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $171,055,676)		243,137,108

	WARRANTS — 0.0%

	RETAIL DEPARTMENT STORES — 0.0%
218,419	Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019 (a)(b)(d)	26,210

TOTAL WARRANTS (COST $3,881,918)		26,210

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)
May 31, 2018 (unaudited)

Principal		Value

	DOMESTIC CORPORATE BONDS — 8.3%
	CAPITAL GOODS — 2.2%
$35,923,000	International Wire Group, Inc. 10.750%, 08/01/2021 (e)	$33,609,559

	RETAIL DEPARTMENT STORES — 6.1%
140,893,000	Sears Holdings Corp. 8.000%, 12/15/2019 (b)	86,226,516
6,765,000	Sears Roebuck Acceptance Corp. 7.500%, 10/15/2027 (b)	4,997,982

		91,224,498

TOTAL DOMESTIC CORPORATE BONDS (COST $178,810,179)		124,834,057

	FOREIGN CORPORATE BONDS — 8.7%

	CANADA — 8.7%

	METALS & MINING — 8.7%
143,223,000	Imperial Metals Corp. 7.000%, 03/15/2019 (b)(e)	130,433,186

TOTAL FOREIGN CORPORATE BONDS (COST $140,954,111)		130,433,186

Principal		Value

	COMMERCIAL PAPER — 22.8%

	AUTOMOTIVE RETAIL — 3.9%
	AutoNation, Inc.
$20,000,000	2.350%, 06/01/2018 (f)(g)	$19,998,722
39,000,000	2.351%, 06/05/2018 (f)(g)	38,987,433

		58,986,155

	DIVERSIFIED HOLDING COMPANIES — 2.9%
	Berkshire Hathaway Energy Co.
15,400,000	1.951%, 06/01/2018 (f)(g)	15,399,072
28,000,000	2.122%, 06/14/2018 (f)(g)	27,975,663

		43,374,735

	ENERGY SERVICES — 2.9%
	Duke Energy Corp.
17,000,000	2.081%, 06/04/2018 (f)(g)	16,995,873
27,000,000	2.052%, 06/07/2018 (f)(g)	26,988,450

		43,984,323

	FOOD PRODUCTS — 1.4%
21,000,000	Conagra Brands, Inc. 2.051%, 06/08/2018 (f)(g)	20,989,570

	HEALTH CARE — 3.0%
	McKesson Corp.
9,000,000	2.111%, 06/01/2018 (f)(g)	8,999,458
36,000,000	2.102%, 06/06/2018 (f)(g)	35,986,830

		44,986,288

	OIL & GAS STORAGE & TRANSPORTATION — 4.5%
	Energy Transfer Partners
30,000,000	2.603%, 06/04/2018 (f)(g)	29,992,283
2,000,000	2.552%, 06/12/2018 (f)(g)	1,998,430
35,000,000	2.604%, 06/19/2018 (f)(g)	34,951,972

		66,942,685

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)
May 31, 2018 (unaudited)

Principal		Value
	COMMERCIAL PAPER (CONTINUED) — 22.8%

	OIL & NATURAL GAS EXPLORATION — 0.5%
$7,000,000	Canadian Natural Resources Ltd. 2.342%, 06/11/2018 (f)(g)	$6,995,230

	PUBLISHING — 1.8%
27,000,000	Thomson Reuters Corp. 2.353%, 06/05/2018 (f)(g)	26,992,425

	RAILROADS — 0.4%
6,000,000	Canadian Pacific Railway Ltd. 2.153%, 06/20/2018 (f)(g)	5,992,443

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.5%
22,000,000	Arrow Electronics, Inc. 2.452%, 06/15/2018 (f)(g)	21,978,275

TOTAL COMMERCIAL PAPER (COST $341,244,276)		341,222,129

Principal		Value
	U.S. GOVERNMENT OBLIGATIONS — 3.3%
$50,000,000	U.S. Treasury Bills 1.830%, 07/26/2018 (g)	$49,863,264

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $49,861,316)		49,863,264

Shares

	MONEY MARKET FUNDS — 0.7%
10,949,651	Fidelity Investments Money Market Treasury Portfolio - Class I, 1.65% (h)	10,949,651

TOTAL MONEY MARKET FUNDS (COST $10,949,651)		10,949,651

TOTAL INVESTMENTS — 99.6% (COST $2,182,240,562)		1,494,734,233
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		5,908,204

NET ASSETS — 100.0%		$1,500,642,437

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 7.
(c)	Variable rate security. Rates shown are the effective rates as of May 31, 2018.
(d)	Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.11.
(e)	Restricted security as set forth in Rule 144A under the Securities Act of 1933. The Manager has determined that the investment is liquid pursuant to the Funds’ liquidity guidelines. The value of these investments totals $164,042,745, which represents 10.93% of The Fairholme Fund’s net assets.
(f)	Restricted security as set forth in Rule 144a under the Securities Act of 1933. The value of these investments totals $341,222,129, which represents 22.74% of The Fairholme Fund’s net assets.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of May 31, 2018.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES
May 31, 2018 (unaudited)

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost — $680,642,861)	$760,784,240
Affiliated Issuers (Cost — $1,501,597,701)	733,949,993
Dividends and Interest Receivable	8,782,669
Receivable for Capital Shares Sold	176,716

Total Assets	1,503,693,618

Liabilities
Payable for Capital Shares Redeemed	1,865,484
Accrued Management Fees	1,003,193
Accrued Legal Expenses	182,504

Total Liabilities	3,051,181

NET ASSETS	$1,500,642,437

Net Assets Consist of:
Paid-In Capital	$2,448,323,677
Undistributed Net Investment Income	14,043,538
Distributions in Excess of Net Realized Gain on Investments and Foreign Currency Related Transactions	(274,218,449)
Net Unrealized Depreciation on Investments and Foreign Currency Related Translations	(687,506,329)

NET ASSETS	$1,500,642,437

Shares of Common Stock Outstanding* ($0.0001 par value)	79,955,862

Net Asset Value, Offering and Redemption Price Per Share ($1,500,642,437 / 79,955,862 shares)	$18.77

*	700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS (unaudited)

For the
Six Months Ended
May 31, 2018
(Unaudited)

Investment Income
Interest — Unaffiliated Issuers	$7,810,356
Interest — Affiliated Issuers	12,132,211
Dividends — Unaffiliated Issuers	962,999
Dividends — Affiliated Issuers	13,999

Total Investment Income	20,919,565

Expenses
Management Fees	6,875,946

Total Expenses	6,875,946

Net Investment Income	14,043,619

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions
Unaffiliated Issuers	52,001,501
Affiliated Issuers	(318,744,149)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	251,882,796

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	(14,859,852)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(816,233)

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended	For the Fiscal Year
	May 31, 2018	Ended
	(Unaudited)	November 30, 2017

CHANGES IN NET ASSETS
From Operations
Net Investment Income	$14,043,619	$27,617,112
Net Realized Loss on Investments and Foreign Currency Related Transactions	(266,742,648)	(3,144,432)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	251,882,796	(466,620,782)

Net Decrease in Net Assets from Operations	(816,233)	(442,148,102)

From Dividends and Distributions to Shareholders
Net Investment Income	(24,854,774)	(51,680,064)
Net Realized Capital Gains from Investment Transactions	—	(150,461,252)

Net Decrease in Net Assets from Dividends and Distributions	(24,854,774)	(202,141,316)

From Capital Share Transactions
Proceeds from Sale of Shares	79,859,120	156,030,929
Shares Issued in Reinvestment of Dividends and Distributions	23,181,634	189,229,486
Redemption Fees	17,862	136,808
Cost of Shares Redeemed	(448,225,255)	(951,869,665)
Cost of Shares Redeemed In-Kind	—	(33,467,555)

Net Decrease in Net Assets from Shareholder Activity	(345,166,639)	(639,939,997)

NET ASSETS
Net Decrease in Net Assets	(370,837,646)	(1,284,229,415)
Net Assets at Beginning of Period	1,871,480,083	3,155,709,498

Net Assets at End of Period	$1,500,642,437	$1,871,480,083

Undistributed Net Investment Income at End of Period	$14,043,538	$24,854,693

SHARES TRANSACTIONS
Issued	4,278,826	7,652,492
Reinvested	1,184,549	8,546,950
Redeemed	(23,496,626)	(46,505,476)
Redeemed In-Kind	—	(1,799,331)

Net Decrease in Shares	(18,033,251)	(32,105,365)
Shares Outstanding at Beginning of Period	97,989,113	130,094,478

Shares Outstanding at End of Period	79,955,862	97,989,113

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the
	Six Months Ended		For the Fiscal Year Ended November 30,
	May 31, 2018
	(unaudited)		2017		2016		2015		2014		2013
PER SHARE OPERATING PERFORMANCE NET ASSET VALUE, BEGINNING OF PERIOD	$19.10		$24.26		$34.24		$37.96		$42.76		$29.89

Investment Operations
Net Investment Income (Loss)(1)	0.16		0.23		0.33		0.46		(0.19)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.23)		(3.81)		2.60		(1.10)		(1.21)		12.97

Total from Investment Operations	(0.07)		(3.58)		2.93		(0.64)		(1.40)		12.87

Dividends and Distributions
From Net Investment Income	(0.26)		(0.40)		(0.60)		—		—		—
From Realized Capital Gains	—		(1.18)		(12.31)		(3.08)		(3.40)		—

Total Dividends and Distributions	(0.26)		(1.58)		(12.91)		(3.08)		(3.40)		—

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)

NET ASSET VALUE, END OF PERIOD	$18.77		$19.10		$24.26		$34.24		$37.96		$42.76

TOTAL RETURN	(0.42	)%(3)	(15.64)%		18.93%		(1.95)%		(3.50)%		43.06%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$1,500,642		$1,871,480		$3,155,709		$4,612,354		$6,776,885		$8,789,849
Ratio of Expenses to Average Net Assets	0.84	%(4)(5)	1.02	%(6)	1.02	%(6)	1.03	%(7)	1.06	%(8)	1.02	%(6)(9)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.71	%(4)	1.14%		1.79%		1.31%		(0.48)%		(0.29)%
Portfolio Turnover Rate	11.83	%(3)	6.57%		19.19%		40.46%		1.62%		15.59%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Fairholme Fund to the extent necessary to limit the management fee paid to the Manager by The Fairholme Fund to an annual rate of 0.80% of the daily average net asset value of The Fairholme Fund.

(6)	0.02% is attributable to legal expenses incurred outside of the 1.00% management fee.
(7)

0.03% is attributable to legal expenses incurred outside of the 1.00% management fee and less than 0.01% is attributable to registration fees and miscellaneous expenses incurred outside of the 1.00% management fee.

(8)	0.04% is attributable to legal expenses incurred outside of the 1.00% management fee and 0.02% is attributable to miscellaneous expenses incurred outside of the 1.00% management fee.
(9)	Less than 0.01% is attributable to interest expenses incurred outside of the 1.00% management fee.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS
May 31, 2018 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 5.8%

	DIVERSIFIED FINANCIALS — 2.8%
154,000	Oaktree Capital Group, LLC	$6,306,300

	DIVERSIFIED TELECOMMU- NICATIONS — 1.9%
135,000	AT&T, Inc.	4,363,200

	REAL ESTATE INVESTMENT TRUSTS — 1.1%
280,000	Clipper Realty, Inc.	2,500,400

TOTAL DOMESTIC EQUITY SECURITIES (COST $13,665,046)		13,169,900

	DOMESTIC PREFERRED EQUITY SECURITIES — 15.0%

	CONSUMER FINANCE — 3.1%
268,500	GMAC Capital Trust I, Inc. 8.128%, Series 2 (a)	7,010,535

	MORTGAGE FINANCE — 6.7%
	Federal Home Loan Mortgage Corp.
779,724	6.550%, Series Y (b)	3,976,592
396,000	5.100%, Series H (b)	3,564,000
98,355	6.000%, Series P (b)	885,195
	Federal National Mortgage Association
418,508	7.000%, Series O (a)(b)	4,185,080
500,000	6.750%, Series Q (b)	2,605,000

		15,215,867

	OIL & GAS STORAGE & TRANSPORTATION — 1.0%
90,000	Energy Transfer Partners 7.375%, Series C (a)	2,257,200

	OIL & NATURAL GAS EXPLORATION — 1.8%
	Chesapeake Energy Corp.
42,416	5.000%	2,502,544
2,000	5.750%	1,174,260
600	5.750% (c)	352,278
100	5.750% (c)	60,508

		4,089,590

Shares		Value

	RETAIL DEPARTMENT STORES — 2.4%
	Sears Roebuck Acceptance Corp.
178,106	7.000%	$3,063,423
149,931	7.400%	2,578,813

		5,642,236

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $31,265,471)		34,215,428

Principal

	DOMESTIC CORPORATE BONDS — 27.7%

	CAPITAL GOODS — 6.2%
$6,450,000	HC2 Holdings, Inc. 11.000%, 12/01/2019 (c)	6,544,815
8,000,000	International Wire Group, Inc. 10.750%, 08/01/2021 (c)	7,484,800

		14,029,615

	CAPITAL MARKETS — 2.9%
6,600,000	The Goldman Sachs Group, Inc. 5.700%, Series L (d)(e)	6,722,100

	DIVERSIFIED BANKS — 5.8%
4,172,000	Bank of America Corp. 5.125%, Series V (d)(e)	4,221,647
1,040,000	Bank of America Corp. (3 mo. LIBOR + 3.630%) 5.989%, (d)(f)	1,047,800
5,290,000	Citigroup, Inc. 5.800%, Series N (d)(e)	5,429,656
2,450,000	Wells Fargo & Co. (3 mo. LIBOR + 3.770%) 5.895%, Series K (d)(f)	2,489,445

		13,188,548

	LEISURE PRODUCTS — 3.5%
8,500,000	Vista Outdoor, Inc. 5.875%, 10/01/2023	8,007,850

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued) May 31, 2018 (unaudited)

Principal		Value
	DOMESTIC CORPORATE BONDS (CONTINUED) — 27.7%
	RETAIL DEPARTMENT STORES — 8.0%
$29,520,500	Sears Holdings Corp. 8.000%, 12/15/2019	$18,066,546
	Sears Roebuck Acceptance Corp.
95,000	7.500%, 10/15/2027	70,186
11,000	6.750%, 01/15/2028	8,088
40,000	6.500%, 12/01/2028	29,788
50,000	7.000%, 06/01/2032	37,460

		18,212,068

	TELECOMMUNICATION SERVICES — 1.3%
3,000,000	CenturyLink, Inc. 6.750%, 12/01/2023	3,007,500

TOTAL DOMESTIC CORPORATE BONDS (COST $73,592,260)		63,167,681

	FOREIGN CORPORATE BONDS — 9.9%

	CANADA — 9.9%

	METALS & MINING —9.9%
24,725,000	Imperial Metals Corp. 7.000%, 03/15/2019 (c)	22,517,058

TOTAL FOREIGN CORPORATE BONDS (COST $24,228,259)		22,517,058

Principal		Value
	FLOATING RATE LOAN INTERESTS — 3.4%
	OIL & NATURAL GAS EXPLORATION — 3.4%
	Chesapeake Energy Corp., Term Loan 1L (3 mo. LIBOR + 7.500%)
$7,500,000	9.468%, 08/23/2021 (c)(f)	$7,876,500

TOTAL FLOATING RATE LOAN INTERESTS (COST $8,042,677)		7,876,500

	COMMERCIAL PAPER — 33.8%
	AUTOMOTIVE RETAIL — 4.0%
3,000,000	AutoNation, Inc. 2.351%, 06/05/2018 (g)(h)	2,999,033
6,000,000	2.351%, 06/06/2018 (g)(h)	5,997,675

		8,996,708

	DIVERSIFIED HOLDING COMPANIES — 3.5%
8,000,000	Berkshire Hathaway Energy Co. 1.951%, 06/01/2018 (g)(h)	7,999,518

	ENERGY SERVICES —3.5%
4,000,000	Duke Energy Corp. 2.081%, 06/01/2018 (g)(h)	3,999,759
4,000,000	2.052%, 06/07/2018 (g)(h)	3,998,289

		7,998,048

	FOOD PRODUCTS — 3.5%
8,000,000	Conagra Brands, Inc. 2.051%, 06/08/2018 (g)(h)	7,996,027

	HEALTH CARE — 3.5%
8,000,000	McKesson Corp. 2.102%, 06/06/2018 (g)(h)	7,997,073

	INSURANCE BROKERS — 3.1%
7,000,000	Marsh & McLennan Co., Inc. 1.970% 06/01/2018 (g)(h)	6,999,578

	OIL & GAS STORAGE & TRANSPORTATION — 2.6%
6,000,000	Energy Transfer Partners 2.552%, 06/12/2018 (g)(h)	5,995,290

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)
May 31, 2018 (unaudited)

Principal		Value
	COMMERCIAL PAPER (CONTINUED) — 33.8%
	OIL & NATURAL GAS EXPLORATION — 4.4%
$10,000,000	Canadian Natural Resources Ltd. 2.342%, 06/11/2018 (g)(h)	$9,993,186

	PUBLISHING — 3.5%
8,000,000	Thomson Reuters Corp. 2.353%, 06/05/2018 (g)(h)	7,997,756

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.2%
5,000,000	Arrow Electronics, Inc. 2.452%, 06/15/2018 (g)(h)	4,995,063

TOTAL COMMERCIAL PAPER (COST $76,972,322)		76,968,247

	U.S. GOVERNMENT OBLIGATIONS — 2.2%
3,000,000	U.S. Treasury Bills 1.830%, 07/26/2018 (g)	2,991,796
2,000,000	1.365%, 10/11/2018 (g)	1,985,828

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,981,669)		4,977,624

Shares		Value
	MONEY MARKET FUNDS — 1.2%
2,668,858	Fidelity Investments Money Market Treasury Portfolio - Class I, 1.65% (i)	$2,668,858

TOTAL MONEY MARKET FUNDS (COST $2,668,858)		2,668,858

TOTAL INVESTMENTS — 99.0% (COST $235,416,562)		225,561,296
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%	2,191,485

NET ASSETS — 100.0%		$227,752,781

(a)	Variable rate security. Rates shown are the effective rates as of May 31, 2018.
(b)	Non-income producing security.
(c)

Restricted security as set forth in Rule 144A under the Securities Act of 1933. The Manager has determined that the investment is liquid pursuant to the Funds’ liquidity guidelines. The value of these investments totals $44,835,959 which represents 19.69% of The Income Fund’s net assets.

(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f)	Floating rate security. Rate shown is the effective rate as of May 31, 2018.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Restricted security as set forth in Rule 144a under the Securities Act of 1933. The value of these investments totals $76,968,247, which represents 33.79% of The Income Fund’s net assets.
(i)	Annualized based on the 1-day yield as of May 31, 2018.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES
May 31, 2018 (unaudited)

Assets
Investments, at Fair Value (Cost — $235,416,562)	$225,561,296
Dividends and Interest Receivable	2,473,334
Receivable for Capital Shares Sold	3,442

Total Assets	228,038,072

Liabilities
Accrued Management Fees	153,384
Payable for Capital Shares Redeemed	131,907

Total Liabilities	285,291

NET ASSETS	$227,752,781

Net Assets Consist of:
Paid-In Capital	$235,641,894
Undistributed Net Investment Income	2,051,823
Distributions in Excess of Net Realized Gain on Investments and Foreign Currency Related Transactions	(85,670)
Net Unrealized Depreciation on Investments and Foreign Currency Related Translations	(9,855,266)

NET ASSETS	$227,752,781

Shares of Common Stock Outstanding* ($0.0001 par value)	20,695,695

Net Asset Value, Offering and Redemption Price Per Share ($227,752,781 / 20,695,695 shares)	$11.00

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2018
Investment Income
Interest	$5,938,347
Dividends	1,010,934

Total Investment Income	6,949,281

Expenses
Management Fees	995,898

Total Expenses	995,898

Net Investment Income	5,953,383

Realized and Unrealized Gain on Investments and
Foreign Currency Related Transactions
Net Realized Gain on Investments and Foreign Currency Related Transactions	7,358
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	2,361,847

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	2,369,205

NET INCREASE IN NET ASSETS FROM OPERATIONS	$8,322,588

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended	For the Fiscal Year
	May 31, 2018	Ended
	(Unaudited)	November 30, 2017
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$5,953,383	$12,450,046
Net Realized Gain on Investments and Foreign Currency Related Transactions	7,358	10,848,748
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	2,361,847	(33,646,360)

Net Increase (Decrease) in Net Assets from Operations	8,322,588	(10,347,566)

From Dividends and Distributions to Shareholders
Net Investment Income	(5,059,714)	(12,599,960)
Net Realized Capital Gains from Investment Transactions	(10,199,335)	(903,302)

Net Decrease in Net Assets from Dividends and Distributions	(15,259,049)	(13,503,262)

From Capital Share Transactions
Proceeds from Sale of Shares	77,227,453	69,952,576
Shares Issued in Reinvestment of Dividends and Distributions	13,877,018	11,829,533
Cost of Shares Redeemed	(79,847,529)	(74,694,435)

Net Increase in Net Assets from Shareholder Activity	11,256,942	7,087,674

NET ASSETS
Net Increase (Decrease) in Net Assets	4,320,481	(16,763,154)
Net Assets at Beginning of Period	223,432,300	240,195,454

Net Assets at End of Period	$227,752,781	$223,432,300

Undistributed Net Investment Income at End of Period	$2,051,823	$1,158,154

SHARES TRANSACTIONS
Issued	7,089,665	5,609,488
Reinvested	1,291,197	994,924
Redeemed	(7,409,304)	(6,282,407)

Net Increase in Shares	971,558	322,005
Shares Outstanding at Beginning of Period	19,724,137	19,402,132

Shares Outstanding at End of Period	20,695,695	19,724,137

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the
	Six Months Ended		For the Fiscal Year Ended November 30,
	May 31, 2018
	(unaudited)		2017	2016	2015	2014	2013
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$11.33		$12.38	$10.72	$10.82	$11.98	$10.02

Investment Operations
Net Investment Income(1)	0.27		0.60	0.57	0.45	0.22	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.17		(0.99)	1.72	0.03	(0.51)	2.12

Total from Investment Operations	0.44		(0.39)	2.29	0.48	(0.29)	2.58

Dividends and Distributions
From Net Investment Income	(0.25)		(0.61)	(0.56)	(0.43)	(0.19)	(0.62)
From Realized Capital Gains	(0.52)		(0.05)	(0.07)	(0.15)	(0.68)	—

Total Dividends and Distributions	(0.77)		(0.66)	(0.63)	(0.58)	(0.87)	(0.62)

NET ASSET VALUE, END OF PERIOD	$11.00		$11.33	$12.38	$10.72	$10.82	$11.98

TOTAL RETURN	4.10	%(2)	(3.35)%	22.77%	4.60%	(2.67)%	26.91%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$227,753		$223,432	$240,195	$243,072	$216,047	$246,988
Ratio of Expenses to Average Net Assets	0.83	%(3)(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	4.98	%(3)	5.02%	5.48%	4.14%	1.94%	4.28%
Portfolio Turnover Rate	38.15	%(2)	36.05%	28.81%	67.05%	38.86%	42.87%

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Income Fund to the extent necessary to limit the management fee paid to the Manager by The Income Fund to an annual rate of 0.80% of the daily average net asset value of The Income Fund.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)
May 31, 2018 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 26.0%

	DIVERSIFIED FINANCIALS — 1.3%
27,000	Oaktree Capital Group, LLC	$1,105,650

	DIVERSIFIED TELECOMMU- NICATIONS — 2.4%
63,000	AT&T, Inc.	2,036,160

	HOUSEHOLD PRODUCTS — 2.4%
80,500	HRG Group, Inc. (a)	1,020,740

12,600	Spectrum Brands Holdings, Inc.	1,004,094

		2,024,834

	LEISURE PRODUCTS — 4.8%
241,500	Vista Outdoor, Inc. (a)	4,091,010

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.7%
426,748	The St. Joe Co. (a)(b)(c)	7,425,415

	RETAIL DEPARTMENT STORES — 4.7%
1,425,398	Sears Holdings Corp. (a)	4,005,368

	UTILITIES — 1.7%
60,000	Vistra Energy Corp. (a)	1,471,800

TOTAL DOMESTIC EQUITY SECURITIES (COST $71,125,700)		22,160,237

	FOREIGN EQUITY SECURITIES — 4.6%

	CANADA — 4.6%

	METALS & MINING — 4.6%
2,686,983	Imperial Metals Corp. (a)	3,895,981

TOTAL FOREIGN EQUITY SECURITIES (COST $27,105,770)		3,895,981

	DOMESTIC PREFERRED EQUITY SECURITIES — 23.3%

	MORTGAGE FINANCE — 19.8%
1,816,669	Federal Home Loan Mortgage Corp. 7.875%, Series Z (a)(d)	11,463,181

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES (CONTINUED) — 23.3%

	MORTGAGE FINANCE (Continued)
859,918	Federal National Mortgage Association 7.750%, Series S (a)(d)	$5,426,083

		16,889,264

	OIL & NATURAL GAS EXPLORATION — 3.5%
5,121	Chesapeake Energy Corp. 5.750%	3,006,693

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $14,806,581)		19,895,957

	WARRANTS — 0.0%

	RETAIL DEPARTMENT STORES — 0.0%
404,784	Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019 (a)(e)	48,574

TOTAL WARRANTS (COST $2,980,056)		48,574

Principal

	DOMESTIC CORPORATE BONDS — 5.1%

	CAPITAL GOODS — 5.1%
$4,621,000	International Wire Group, Inc. 10.750%, 08/01/2021 (f)	4,323,408

TOTAL DOMESTIC CORPORATE BONDS (COST $4,302,316)		4,323,408

	COMMERCIAL PAPER — 31.6%

	AUTOMOTIVE RETAIL — 3.5%
3,000,000	AutoNation, Inc. 2.351%, 06/06/2018 (g)(h)	2,998,837

	DIVERSIFIED HOLDING COMPANIES — 3.5%
3,000,000	Berkshire Hathaway Energy Co. 1.951%, 06/01/2018 (g)(h)	2,999,819

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)
May 31, 2018 (unaudited)

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 31.6%

	ENERGY SERVICES — 3.5%
3,000,000	Duke Energy Corp. 2.081%, 06/04/2018 (g)(h)	$2,999,272

	FOOD PRODUCTS — 3.5%
3,000,000	Conagra Brands, Inc. 2.051%, 06/08/2018 (g)(h)	2,998,510

	HEALTH CARE — 3.5%
3,000,000	McKesson Corp. 2.102%, 06/06/2018 (g)(h)	2,998,903

	INSURANCE BROKERS — 3.6%
3,000,000	Marsh & McLennan Co., Inc. 1.970%, 06/01/2018 (g)(h)	2,999,819

	OIL & GAS STORAGE & TRANSPORTATION — 3.5%
3,000,000	Energy Transfer Partners 2.552%, 06/12/2018 (g)(h)	2,997,645

	OIL & NATURAL GAS EXPLORATION — 3.5%
3,000,000	Canadian Natural Resources Ltd. 2.342%, 06/11/2018 (g)(h)	2,997,956

	TECHNOLOGY HARDWARE & EQUIPMENT — 3.5%
3,000,000	Arrow Electronics, Inc. 2.554%, 06/12/2018 (g)(h)	2,997,645

TOTAL COMMERCIAL PAPER (COST $26,989,851)		26,988,406

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 5.8%
$5,000,000	U.S. Treasury Bills 2.035%, 11/15/2018 (h)	$4,953,698

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,952,938)		4,953,698

Shares

	MONEY MARKET FUNDS — 3.5%
3,021,676	Fidelity Investments Money Market Treasury Portfolio - Class I, 1.65% (i)	3,021,676

TOTAL MONEY MARKET FUNDS (COST $3,021,676)		3,021,676

TOTAL INVESTMENTS — 99.9% (COST $155,284,888)		85,287,937
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	84,893

NET ASSETS — 100.0%		$85,372,830

(a)	Non-income producing security.
(b)	Security is deemed an illiquid security pursuant to the Funds’ liquidity guidelines.
(c)	Restricted/controlled security. The value of this security totals $7,425,415, which represents 8.70% of The Allocation Fund’s net assets. Information related to this security is as follows:

Shares	Issuer	Acquisition Date(s)	Acquisition Cost	05/31/2018 Carrying Value Per Unit
426,748	The St. Joe Co.	08/08/2017-09/05/2017	$8,066,747	$17.40

(d)	Variable rate security. Rates shown are the effective rates as of May 31, 2018.
(e)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.11.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)
May 31, 2018 (unaudited)

(f)

Restricted security as set forth in Rule 144A under the Securities Act of 1933. The Manager has determined that the investment is liquid pursuant to the Funds’ liquidity guidelines. The value of these investments totals $4,323,408 which represents 5.06% of The Allocation Fund’s net assets.

(g)	Restricted security as set forth in Rule 144a under the Securities Act of 1933. The value of these investments totals $26,988,406, which represents 31.61% of The Allocation Fund’s net assets.
(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(i)	Annualized based on the 1-day yield as of May 31, 2018.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES
May 31, 2018 (unaudited)

Assets
Investments, at Fair Value (Cost — $155,284,888)	$85,287,937
Dividends and Interest Receivable	182,838

Total Assets	85,470,775

Liabilities
Accrued Management Fees	57,945
Payable for Capital Shares Redeemed	40,000

Total Liabilities	97,945

NET ASSETS	$85,372,830

Net Assets Consist of:
Paid-In Capital	$150,073,600
Undistributed Net Investment Income	432,337
Accumulated Net Realized Gain on Investments and Foreign Currency Related Transactions	4,863,844
Net Unrealized Depreciation on Investments and Foreign Currency Related Translations	(69,996,951)

NET ASSETS	$85,372,830

Shares of Common Stock Outstanding* ($0.0001 par value)	11,912,697

Net Asset Value, Offering and Redemption Price Per Share ($85,372,830 / 11,912,697 shares)	$7.17

* 200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2018
Investment Income
Interest	$753,260
Dividends	303,725

Total Investment Income	1,056,985

Expenses
Management Fees	441,560

Total Expenses	441,560

Net Investment Income	615,425

Realized and Unrealized Gain (Loss) on Investments, and Foreign Currency Related Transactions
Net Realized Gain on Investments and Foreign Currency Related Transactions	5,400,806
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(7,920,280)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	(2,519,474)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,904,049)

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Fiscal Year Ended November 30, 2017
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$615,425	$2,425,082
Net Realized Gain (Loss) on Investments, and Foreign Currency Related Transactions	5,400,806	(6,082,399)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(7,920,280)	(38,175,810)

Net Decrease in Net Assets from Operations	(1,904,049)	(41,833,127)

From Dividends and Distributions to Shareholders
Net Investment Income	(1,817,020)	(4,526,968)
Net Realized Capital Gains from Investment Transactions	—	(11,620,764)

Net Decrease in Net Assets from Dividends and Distributions	(1,817,020)	(16,147,732)

From Capital Share Transactions
Proceeds from Sale of Shares	1,092,942	6,761,226
Shares Issued in Reinvestment of Dividends and Distributions	1,779,557	15,699,837
Redemption Fees	285	6,814
Cost of Shares Redeemed	(27,969,034)	(86,895,673)
Cost of Shares Redeemed In-Kind	—	(22,902,409)

Net Decrease in Net Assets from Shareholder Activity	(25,096,250)	(87,330,205)

NET ASSETS
Net Decrease in Net Assets	(28,817,319)	(145,311,064)
Net Assets at Beginning of Period	114,190,149	259,501,213

Net Assets at End of Period	$85,372,830	$114,190,149

Undistributed Net Investment Income at End of Period	$432,337	$1,633,932

SHARES TRANSACTIONS
Issued	147,072	810,064
Reinvested	234,152	1,796,320
Redeemed	(3,823,405)	(10,962,667)
Redeemed In-Kind	—	(3,189,751)

Net Decrease in Shares	(3,442,181)	(11,546,034)
Shares Outstanding at Beginning of Period	15,354,878	26,900,912

Shares Outstanding at End of Period	11,912,697	15,354,878

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2018		For the Fiscal Year Ended November 30,
	(unaudited)		2017	2016	2015	2014	2013
PER SHARE OPERATING PERFORMANCE NET ASSET VALUE, BEGINNING OF PERIOD	$7.44		$9.65	$10.40	$12.57	$13.82	$9.33

Investment Operations
Net Investment Income (Loss)(1)	0.04		0.10	0.14	0.35	(0.10)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)		(1.71)	0.75	(1.38)	(1.15)	4.64

Total from Investment Operations	(0.15)		(1.61)	0.89	(1.03)	(1.25)	4.55

Dividends and Distributions
From Net Investment Income	(0.12)		(0.17)	(0.31)	—	—	(0.06)
From Realized Capital Gains	—		(0.43)	(1.33)	(1.14)	—	—

Total Dividends and Distributions	(0.12)		(0.60)	(1.64)	(1.14)	—	(0.06)

Redemption Fees(1)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)

NET ASSET VALUE, END OF PERIOD	$7.17		$7.44	$9.65	$10.40	$12.57	$13.82

TOTAL RETURN	(2.12	)%(3)	(17.59)%	11.06%	(8.88)%	(9.04)%	49.09%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$85,373		$114,190	$259,501	$297,527	$378,750	$359,470
Ratio of Expenses to Average Net Assets	0.84	%(4)(5)	1.00%	1.00%	1.00%	1.00%	1.01	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.17	%(5)	1.19%	1.81%	3.09%	(0.73)%	(0.80)%
Portfolio Turnover Rate	16.17	%(3)	31.01%	13.65%	39.24%	33.15%	35.97%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	Not annualized.
(4)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Allocation Fund to the extent necessary to limit the management fee paid to the Manager by The Allocation Fund to an annual rate of 0.80% of the daily average net asset value of The Allocation Fund.

(5)	Annualized.
(6)	0.01% is attributable to interest expense incurred outside of the 1.00% management fee.

The accompanying notes are an integral part of the financial statements.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (“The Fairholme Fund”), 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (“The Income Fund”), and 200,000,000 shares have been allocated to The Fairholme Allocation Fund (“The Allocation Fund”). The Fairholme Fund, The Income Fund, and The Allocation Fund (each a “Fund” and collectively the “Funds”) are non-diversified funds. The Funds may have a greater percentage of their assets invested in particular securities than a diversified fund, exposing the Funds to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. Each Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within each Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fairholme Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances, The Fairholme Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of The Fairholme Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fairholme Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which The Fairholme Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fairholme Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which The Fairholme Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities (including U.S. Treasury bills), short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, The Fairholme Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fairholme Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although The Fairholme Fund normally holds a focused portfolio of equity and fixed-income securities, The Fairholme Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Fairholme Fund.

The Income Fund’s investment objective is to seek current income. Under normal circumstances, The Income Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which The Income Fund may invest include corporate bonds and other corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries (including U.S. Treasury bills), convertible bonds and other convertible securities, and equity securities, including preferred and common stock and interests in REITs. Although The Income Fund normally holds a focused portfolio of securities, The Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Income Fund.

The Allocation Fund’s investment objective is to seek long-term total return. Under normal circumstances, The Allocation Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash, and cash-equivalent asset classes. The proportion of The Allocation Fund’s portfolio invested

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2018 (unaudited)

in each asset class will vary from time to time based on the Manager’s assessment of relative fundamental values of securities and other investments in the asset class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of other investment opportunities. The Allocation Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of its holdings in the targeted asset classes. The Allocation Fund may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Allocation Fund.

There is no guarantee that the Funds will meet their respective objectives.

Note 2. Significant Accounting Policies

As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds’ investments are reported at fair value as defined by U.S. GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is determined using market quotations when readily available, but may also be determined by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of May 31, 2018, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at May 31, 2018, in instances where significant unobservable inputs are used, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds’ pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2018 (unaudited)

Restricted securities: The Manager was deemed to be an affiliate of The St. Joe Co. (“Joe”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Joe by certain of the Funds and other advisory clients advised by the Manager. Shares of Joe owned by The Allocation Fund are considered control securities under Rule 144 and are treated as restricted securities for purposes of The Allocation Fund’s valuation and liquidity procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Funds use several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to provide prices for some of the Funds’ securities. The Funds also use other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2018 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of May 31, 2018, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 –Other Significant Observable Inputs	Total Fair Value at 5/31/18
THE FAIRHOLME FUND ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$584,079,348	$—	$584,079,348
Foreign Equity Securities*	10,189,280	—	10,189,280
Domestic Preferred Equity Securities
Mortgage Finance	242,876,803	—	242,876,803
Retail Department Stores	—	260,305	260,305
Warrants*	26,210	—	26,210
Domestic Corporate Bonds*	—	124,834,057	124,834,057
Foreign Corporate Bonds*	—	130,433,186	130,433,186
Commercial Paper*	—	341,222,129	341,222,129
U.S. Government Obligations	—	49,863,264	49,863,264
Money Market Funds	10,949,651	—	10,949,651

TOTAL INVESTMENTS	$848,121,292	$646,612,941	$1,494,734,233

*	Industry classifications for these categories are detailed in the Schedule of Investments.

THE INCOME FUND ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$13,169,900	$—	$13,169,900
Domestic Preferred Equity Securities
Oil & Natural Gas Exploration	2,502,544	1,587,046	4,089,590
Retail Department Stores	—	5,642,236	5,642,236
Other Industries*	24,483,602	—	24,483,602
Domestic Corporate Bonds*	—	63,167,681	63,167,681
Foreign Corporate Bonds*	—	22,517,058	22,517,058
Floating Rate Loan Interests*	—	7,876,500	7,876,500
Commercial Paper*	—	76,968,247	76,968,247
U.S. Government Obligations	—	4,977,624	4,977,624
Money Market Funds	2,668,858	—	2,668,858

TOTAL INVESTMENTS	$42,824,904	$182,736,392	$225,561,296

*	Industry classifications for these categories are detailed in the Schedule of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2018 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 –Other Significant Observable Inputs	Total Fair Value at 5/31/18
THE ALLOCATION FUND ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$7,425,415	$7,425,415
Other Industries*	14,734,822	—	14,734,822
Foreign Equity Securities*	3,895,981	—	3,895,981
Domestic Preferred Equity Securities
Oil & Natural Gas Exploration	—	3,006,693	3,006,693
Mortgage Finance	16,889,264	—	16,889,264
Warrants*	48,574	—	48,574
Domestic Corporate Bonds*	—	4,323,408	4,323,408
Commercial Paper*	—	26,988,406	26,988,406
U.S. Government Obligations	—	4,953,698	4,953,698
Money Market Funds	3,021,676	—	3,021,676

TOTAL INVESTMENTS	$38,590,317	$46,697,620	$85,287,937

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fairholme Fund and The Allocation Fund had transfers of $53,565,453 or 2.86% and $5,812,475 or 5.09%, respectively, of net assets as of November 30, 2017 from Level 2 and Level 1 during the period ended May 31, 2018. Transfers from Level 2 to Level 1 are due to Sears Holding Corp. securities no longer being deemed control securities under Rule 144 and are therefore no longer restricted securities under the Funds’ valuation and liquidity procedures. The Income Fund did not have material transfers between Level 1 and Level 2 during the period ended May 31, 2018. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at May 31, 2018 or November 30, 2017.

Warrants: The Funds’ investments in warrants as of May 31, 2018 are presented within the Schedules of Investments.

The Fairholme Fund’s and The Allocation Fund’s warrant positions during the six months ended May 31, 2018, had an average monthly market value of approximately $65,526 and $121,435, respectively.

As of May 31, 2018, The Fairholme Fund’s and The Allocation Fund’s value of warrants with equity risk exposure of $26,210 and $48,574, respectively, is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the six months ended May 31, 2018, The Fairholme Fund’s and The Allocation Fund’s effect of the net change in unrealized appreciation/(depreciation) of warrants with equity risk exposure of $(72,079) and $(133,576) respectively, is included with the Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations on the Statements of Operations. For the six months ended May 31, 2018, The Allocation Fund’s realized losses from warrants with equity risk exposure of $(3) is included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statements of Operations and for The Fairholme Fund, there is no realized gain (loss).

Dividends and Distributions: Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The Fairholme Fund and The Allocation Fund intend to distribute substantially all of their net investment income (if any) as dividends to their respective shareholders on an annual basis in December. The Income Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Funds intend to distribute

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2018 (unaudited)

any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fairholme Fund and The Allocation Fund assess a 2% fee on the proceeds of The Fairholme Fund and The Allocation Fund shares that are redeemed or exchanged within 60 days of their purchase. The redemption fee is paid to The Fairholme Fund and The Allocation Fund, as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by The Fairholme Fund and The Allocation Fund during the six months ended May 31, 2018 and the year ended November 30, 2017, amounted to $17,862 and $136,808, and $285 and $6,814, respectively.

Other: The Funds account for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Funds may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Funds paid commissions, other brokerage fees, and registration fees during the period. The Fairholme Fund also paid legal expenses in connection with its investments in Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, each Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of each Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of The Fairholme Fund, The Income Fund, and The Allocation Fund to the extent necessary to limit the management fee of each Fund to the annual rate of 0.80% of that Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to the applicable Fund. The Manager is responsible pursuant to the Investment Management Agreement for paying each Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2018 (unaudited)

expenses of each Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by each Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against each Fund, and any other extraordinary expenses.

The Manager earned $6,875,946, $995,898, and $441,560, from The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, for its services during the six months ended May 31, 2018.

Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of the Funds’ Board, and his affiliates beneficially own an aggregate 10,551,481 shares, 6,530,003 shares, and 4,379,918 shares of The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, at May 31, 2018.

A Director and Officers of the Funds are also Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2018, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

	Purchases	Sales
The Fairholme Fund	$140,263,312	$395,786,489
The Income Fund	54,340,233	54,013,095
The Allocation Fund	10,551,173	50,477,568

Note 5. Tax Matters

Federal Income Taxes: Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at May 31, 2018, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
The Fairholme Fund	$2,184,597,894	$89,885,013	$(779,748,674)	$(689,863,661)
The Income Fund	235,472,976	5,215,365	(15,127,045)	(9,911,680)
The Allocation Fund	155,326,826	6,312,021	(76,350,910)	(70,038,889)

The difference between book basis and tax basis for The Fairholme Fund’s net unrealized depreciation is attributable to the tax deferral of losses on wash sales and capitalized cost. The difference between book basis and tax basis for The Income Fund’s and The Allocation Fund’s net unrealized depreciation is attributable to capitalized cost.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2018 (unaudited)

The Funds’ tax basis capital gains are determined only at the end of each fiscal year. Therefore, the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2018.

The Funds are permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2017, net long-term capital loss carryforwards were as follows:

	The Fairholme Fund	The Allocation Fund
Long-term capital loss carryforward	$3,891,045	$402,970

The Manager has analyzed the Funds’ tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by each Fund were as follows:

	The Fairholme Fund
	For the Six Months Ended May 31, 2018	For the Fiscal Year Ended November 30, 2017*
Dividends and Distributions paid from:
Ordinary Income	$24,854,774	$54,441,970
Long-Term Capital Gain	—	150,461,057

	$24,854,774	$204,903,027

* Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

	The Income Fund
	For the Six Months Ended May 31, 2018	For the Fiscal Year Ended November 30, 2017*
Dividends and Distributions paid from:
Ordinary Income**	$6,168,081	$13,445,804
Long-Term Capital Gain	9,090,968	1,401,141

	$15,259,049	$14,846,945

* Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.
** Inclusive of short-term capital gains.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2018 (unaudited)

	The Allocation Fund
	For the Six Months Ended May 31, 2018	For the Fiscal Year Ended November 30, 2017*
Dividends and Distributions paid
from:
Ordinary Income	$1,817,020	$9,301,676**
Long-Term Capital Gain	—	7,088,565

	$1,817,020	$ 16,390,241

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.
**	Inclusive of short-term capital gains.

Note 7. Transactions in Shares of Affiliates

Portfolio companies in which The Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of The Fairholme Fund. The aggregate fair value of all securities of affiliates held by The Fairholme Fund as of May 31, 2018 amounted to $733,949,993, representing approximately 48.91% of The Fairholme Fund’s net assets.

Transactions in The Fairholme Fund during the six months ended May 31, 2018, in which the issuer was an affiliate are as follows:

	November 30, 2017	Gross Additions	Gross Deductions	May 31, 2018
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Loss	Investment Income	Change in Unrealized Appreciation/ Depreciation
Imperial Metals Corp.	7,027,352	—	—	7,027,352 $10,189,280		$—	$—	$(2,447,588)
Sears Holdings Corp.	13,535,991	—	4,397,400	9,138,591	25,679,441	(318,744,149)	—	304,459,964
Seritage Growth
Properties(a)	2,185,580	—	2,185,580	—	—	—	—	—
The St. Joe Co.	22,730,687	—	—	22,730,687	404,606,229	—	—	(22,730,687)
Vista Outdoor, Inc.	—	4,222,600	—	4,222,600	71,530,844	—	—	6,940,430
Sears Roebuck
Acceptance Corp. 7.400%	15,134	—	—	15,134	260,305	—	13,999	115,927
Sears Holdings Corp.,
Vested, Strike Price
$25.686, Expire 12/15/2019	218,419	—	—	218,419	26,210	—	—	(72,078)
Imperial Metals Corp.,
Expire 12/22/2017(a)	4,797,852	—	4,797,852	—	—	—	—	—
Imperial Metals Corp. 7.000%, 03/15/2019	$143,223,000	$—	$—	$143,223,000	130,433,186	—	6,365,695	(5,198,793)
Sears Holdings Corp. 6.625%, 10/15/2018(a)	$7,580,000	$—	$7,580,000	$—	—	—	—	—
Sears Holdings Corp. 8.000%, 12/15/2019	$140,893,000	$—	$—	$140,893,000	86,226,516	—	5,468,918	13,253,392
Sears Roebuck
Acceptance Corp. 7.500%, 10/15/2027	$6,765,000	$—	$—	$6,765,000	4,997,982	—	297,598	2,102,943

Total				$733,949,993		$(318,744,149)	$12,146,210	$296,423,510

(a)	Security is no longer held in the portfolio at May 31, 2018.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2018 (unaudited)

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business the Company or the Funds enter into contracts that contain a variety of representations and customary indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on their experience to date, the Funds expect the risk of loss to be remote.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION
May 31, 2018 (unaudited)

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in each Fund’s portfolio. A description of these policies and procedures, and records of how each Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2017, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at (866) 202-2263. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Funds’ portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Funds’ portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call (800) 732-0330 for information on the operation of the Public Reference Room).

FAIRHOLME FUNDS

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

PAUL R. THOMSON

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

CESAR L. ALVAREZ, Esq.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

HOWARD S. FRANK

STEVEN J. GILBERT, Esq.

AVIVITH OPPENHEIM, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

4400 Biscayne Boulevard, Miami, FL 33137

Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

760 Moore Road, King of Prussia, PA 19406

Fund Accountant & Administrator

THE BANK OF NEW YORK MELLON

760 Moore Road, King of Prussia, PA 19406

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

1700 Market Street, Philadelphia, PA 19103

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii).

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 27, 2018

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date July 27, 2018

* Print the name and title of each signing officer under his or her signature.